Mar. 01, 2020

1290 FUNDS®

1290 SMARTBETA EQUITY FUND

SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated March 1, 2020, as supplemented, of 1290 Funds. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@dfinsolutions.com, or you can view, print, and download the documents at 1290 Funds’ website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding new contractual expense limitations applicable to the 1290 SmartBeta Equity Fund.

Effective September 30, 2020, the section of the Prospectus entitled “1290 SmartBeta Equity Fund – Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following information:

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
1290 SmartBeta Equity Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	2.50%	None	None
Maximum contingent deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%[1]	None	None	None
Maximum account fee (deducted from accounts with a balance of less than $1,000)	$25	$25	$25	$25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
1290 SmartBeta Equity Fund	Class A Shares	Class T Shares	Class I Shares	Class R Shares
Management Fee	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.50%
Other Expenses	1.31%	1.32%	1.32%	1.32%
Total Annual Fund Operating Expenses	2.26%	2.27%	2.02%	2.52%
Fee Waiver and/or Expense Reimbursement [2]	1.16%	1.17%	1.17%	1.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	1.10%	0.85%	1.35%

[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]
Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2022 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b- 1 fees, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of average daily net assets of 0.85% for Class A shares, Class T shares, Class I shares and Class R shares of the Fund. The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2022.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$656	$1,112	$1,593	$2,917
Class T Shares	$359	$832	$1,331	$2,701
Class I Shares	$87	$520	$980	$2,254
Class R Shares	$137	$673	$1,235	$2,768